Subsequent Events (Details)										1 Months Ended	6 Months Ended
	Sep. 02, 2021 USD ($) Antminer Batch	Aug. 31, 2021 USD ($) Antminer Batch	Aug. 27, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($)	Jul. 08, 2021 USD ($) $ / shares shares	Mar. 05, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 08, 2021 USD ($)	Feb. 01, 2021	Oct. 31, 2020 shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares shares	Jan. 07, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares													$ 0.001	$ 0.001
Common stock shares subscribed but unissued | shares											0	0		500	500
Common stock value subscriptions															$ 5
GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares											$ 0.001	$ 0.001
Shares of common stock issued (in Shares) | shares										562,500	750,000	750,000
Value of per share | $ / shares												$ 10.00
Proceeds in trust account and additional PIPE funding												$ 25,000
Subscription agreements description												an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “Bitfury Subscription Agreement”). Bitfury agreed to causeBHBV to discount the Service Fees (as that term is defined in the Master Service and Supply Agreement, “MSSA”) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.
Merger Agreement [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Common stock shares subscribed but unissued | shares							6,000,000
Common stock value subscriptions							$ 60,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Agreement term									5 years
Percentage of voting interest In combined entity							75.00%
Subsequent Event [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Subscription discount					25.00%
Aggregate of shares (in Shares) | shares					5,000,000
Purchase price of per share | $ / shares					$ 10.00
Cash payment					$ 50,000,000
Operating expenses				$ 100,000
Subsequent Event [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Value of per share | $ / shares			$ 10.00
Additional common stock shares subscribed but unissued | shares			1,000,000
Additional common stock shares subscriptions			$ 10,000,000
Common stock shares subscribed but unissued | shares			6,000,000
Common stock value subscriptions			$ 60,000,000
Number of option days in which additional shares to be purchased from closing of business combination			14 days
Subsequent Event [Member] | Merger Agreement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.001
Subsequent Event [Member] | Bitmain Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase obligation		$ 171,135,000
Number of antminers to be purchased | Antminer		27,000
Number of batches | Batch		9
Batches delivery starting month year		2022-01
Batches delivery ending month year		2022-09
Deposits Assets		$ 49,656,000
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition One [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid from date of execution of agreement		25.00%
Number of days from execution of agreement In which purchase obligation to be paid		5 days
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition Two [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid per batch prior to each delivery		35.00%
Prior period to each delivery In which purchase obligation to be paid		5 months
Subsequent Event [Member] | Bitmain Agreement [Member] | Purchase Obligation Payable Condition Three [Member]
Subsequent Events (Details) [Line Items]
Percentage of purchase obligation to be paid per batch prior to each delivery		40.00%
Prior period to each delivery In which purchase obligation to be paid		15 days
Subsequent Event [Member] | Super Acme Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase obligation	$ 222,400,800
Number of antminers to be purchased | Antminer	60,000
Number of batches | Batch	6
Deposits Assets	$ 22,240,080
Number of days from agreement In which deposit to be deposited	10 days
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member]
Subsequent Events (Details) [Line Items]
Agreement term								1 year
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member] | Service Provider Payment Period for First Two Months [Member]
Subsequent Events (Details) [Line Items]
Service provider monthly payment								$ 35,000
Subsequent Event [Member] | Agreement with Service Provider for Public Relations Services [Member] | Service Provider Payment Period Subsequent to First Two Months [Member]
Subsequent Events (Details) [Line Items]
Service provider monthly payment								$ 20,000
Subsequent Event [Member] | Power and Hosting Arrangements [Member]
Subsequent Events (Details) [Line Items]
Ownership Percentage									51.00%
Subsequent Event [Member] | Power and Hosting Arrangements [Member] | Counter Party [Member]
Subsequent Events (Details) [Line Items]
Ownership Percentage									49.00%
Good Works common stock [Member] | Subscription Agreements [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares												37,500,000
Purchase price of per share | $ / shares												$ 10.00
Cash payment												$ 375,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares							$ 0.001
Converted into the right to receive shares (in Shares) | shares							400,000
Good Works common stock [Member] | Subsequent Event [Member] | Merger Agreement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.001
Converted into the right to receive shares (in Shares) | shares						(400,000)
Shares of common stock issued (in Shares) | shares						(200,000,000)
Value of per share | $ / shares						$ (10.00)
Proceeds in trust account and additional PIPE funding						$ 400,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares							37,500,000
Cash payment							$ 375,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Subscription Agreements [Member] | Bitfury Top HoldCo [Member]
Subsequent Events (Details) [Line Items]
Common stock shares subscribed but unissued | shares							5,000,000